Risk Report - Asset Quality - Off-balance sheet lending commitments and guarantee business, Nominal Amount (Detail) - Nominal amount [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	€ 259,218	€ 262,659
Movements in financial assets including new business	14,259	(3,976)
Transfers due to changes in creditworthiness	0	0
Changes in models	0	0
Foreign exchange and other changes	(10,622)	535
Balance, end of reporting period	262,856	259,218
Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	251,930	252,039
Movements in financial assets including new business	16,918	(507)
Transfers due to changes in creditworthiness	(7,247)	(99)
Changes in models	0	0
Foreign exchange and other changes	(10,056)	496
Balance, end of reporting period	251,545	251,930
Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	5,864	10,021
Movements in financial assets including new business	(2,786)	(3,256)
Transfers due to changes in creditworthiness	6,101	(933)
Changes in models	0	0
Foreign exchange and other changes	(455)	33
Balance, end of reporting period	8,723	5,864
Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	1,424	599
Movements in financial assets including new business	126	(213)
Transfers due to changes in creditworthiness	1,146	1,032
Changes in models	0	0
Foreign exchange and other changes	(110)	6
Balance, end of reporting period	2,587	1,424
Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	0	0
Movements in financial assets including new business	1	0
Transfers due to changes in creditworthiness	0	0
Changes in models	0	0
Foreign exchange and other changes	0	0
Balance, end of reporting period	€ 1	€ 0